Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Accounts Receivable

3. Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2025	2024
Accounts receivable	$5,399,999	$13,460,734
Less: allowance for expected credit loss	-	(5,740,368)
Accounts receivable, net	$5,399,999	$7,720,366

The movement of the allowance for expected credit loss were as follows:

	2025	2024
Balance at the beginning of the year	$5,740,368	$-
(Reversal of) provision for expected credit loss	(2,474,436)	5,740,368
Write off	(3,265,932)	-
Balance at the end of the year	$-	$5,740,368

The management considered that the recoverability of the accounts receivable of $3,265,932 was remote as the client is experiencing severe financial difficulties and the Company has written-off the accounts receivable of $3,265,932 for the year ended December 31, 2025.